UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2016

*	This Form N-CSR pertains to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund. The remaining series of the Registrant each has a fiscal year end of April 30.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2016

MFS® INFLATION-ADJUSTED BOND FUND

IAB-SEM

MFS® INFLATION-ADJUSTED BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies.

Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
U.S. Treasury Securities	98.2%

Composition including fixed income credit quality (a)(i)
U.S. Government	98.2%
Cash & Cash Equivalents	1.8%

Portfolio facts (i)
Average Duration (d)	5.7
Average Effective Maturity (m)	8.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2015 through April 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	0.80%	$1,000.00	$1,035.31	$4.05
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
B	Actual	1.55%	$1,000.00	$1,031.63	$7.83
	Hypothetical (h)	1.55%	$1,000.00	$1,017.16	$7.77
C	Actual	1.65%	$1,000.00	$1,031.09	$8.33
	Hypothetical (h)	1.65%	$1,000.00	$1,016.66	$8.27
I	Actual	0.65%	$1,000.00	$1,036.04	$3.29
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27
R1	Actual	1.65%	$1,000.00	$1,031.15	$8.33
	Hypothetical (h)	1.65%	$1,000.00	$1,016.66	$8.27
R2	Actual	1.15%	$1,000.00	$1,033.58	$5.81
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
R3	Actual	0.90%	$1,000.00	$1,033.81	$4.55
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
R4	Actual	0.65%	$1,000.00	$1,035.06	$3.29
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27
R5	Actual	0.56%	$1,000.00	$1,035.49	$2.83
	Hypothetical (h)	0.56%	$1,000.00	$1,022.08	$2.82

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.0%
Issuer	Shares/Par	Value ($)
U.S. Treasury Inflation Protected Securities - 98.0%
U.S. Treasury Bonds, 1.625%, 1/15/2018	$21,513,090	$22,437,766
U.S. Treasury Bonds, 0.125%, 4/15/2020	27,055,983	27,625,998
U.S. Treasury Bonds, 1.125%, 1/15/2021	54,210,004	57,929,895
U.S. Treasury Bonds, 0.375%, 7/15/2023	49,179,943	50,777,652
U.S. Treasury Bonds, 0.625%, 1/15/2024	47,961,085	50,136,216
U.S. Treasury Bonds, 0.125%, 7/15/2024	49,699,801	50,096,505
U.S. Treasury Bonds, 0.25%, 1/15/2025	45,922,958	46,492,219
U.S. Treasury Bonds, 2.375%, 1/15/2025	41,098,957	49,090,239
U.S. Treasury Bonds, 0.375%, 7/15/2025	32,379,000	33,250,448
U.S. Treasury Bonds, 0.625%, 1/15/2026	46,945,335	49,300,536
U.S. Treasury Bonds, 2%, 1/15/2026	40,366,994	47,436,990
U.S. Treasury Bonds, 2.375%, 1/15/2027	18,780,778	23,033,591
U.S. Treasury Bonds, 1.75%, 1/15/2028	13,780,603	16,049,910
U.S. Treasury Bonds, 3.625%, 4/15/2028	21,094,219	29,139,681
U.S. Treasury Bonds, 2.5%, 1/15/2029	20,718,961	26,130,713
U.S. Treasury Bonds, 3.875%, 4/15/2029	19,560,842	28,089,683
U.S. Treasury Bonds, 3.375%, 4/15/2032	9,877,196	14,369,137
U.S. Treasury Bonds, 2.125%, 2/15/2040	12,277,444	15,733,827
U.S. Treasury Bonds, 2.125%, 2/15/2041	11,646,482	15,048,978
U.S. Treasury Bonds, 0.75%, 2/15/2042	24,518,185	23,886,082
U.S. Treasury Bonds, 0.625%, 2/15/2043	19,035,594	17,974,265
U.S. Treasury Bonds, 1.375%, 2/15/2044	26,757,986	30,056,738
U.S. Treasury Bonds, 0.75%, 2/15/2045	25,458,477	24,746,429
U.S. Treasury Bonds, 1%, 2/15/2046	3,502,940	3,668,783
U.S. Treasury Notes, 2.625%, 7/15/2017	8,141,054	8,539,941
U.S. Treasury Notes, 0.125%, 4/15/2018	70,224,222	71,404,691
U.S. Treasury Notes, 1.375%, 7/15/2018	20,301,931	21,384,166
U.S. Treasury Notes, 2.125%, 1/15/2019	21,022,710	22,647,870
U.S. Treasury Notes, 0.125%, 4/15/2019	26,052,191	26,612,235
U.S. Treasury Notes, 1.875%, 7/15/2019	22,622,830	24,554,322
U.S. Treasury Notes, 1.375%, 1/15/2020	24,557,060	26,251,104
U.S. Treasury Notes, 1.25%, 7/15/2020	47,714,673	51,246,656
U.S. Treasury Notes, 0.125%, 4/15/2021	14,436,368	14,762,601
U.S. Treasury Notes, 0.625%, 7/15/2021	44,062,142	46,285,341
U.S. Treasury Notes, 0.125%, 1/15/2022	47,606,023	48,387,667
U.S. Treasury Notes, 0.125%, 7/15/2022	55,435,831	56,491,828
U.S. Treasury Notes, 0.125%, 1/15/2023	44,963,723	45,441,463
Total Bonds (Identified Cost, $1,159,271,464)		$1,216,512,166

Portfolio of Investments (unaudited) – continued

Money Market Funds - 5.8%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	71,629,534	$71,629,534
Total Investments (Identified Cost, $1,230,900,998)		$1,288,141,700

Other Assets, Less Liabilities - (3.8)%		(47,153,413)
Net Assets - 100.0%		$1,240,988,287

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,159,271,464)	$1,216,512,166
Underlying affiliated funds, at cost and value	71,629,534
Total investments, at value (identified cost, $1,230,900,998)	$1,288,141,700
Receivables for
Fund shares sold	345,681
Interest	2,670,185
Receivable from investment adviser	35,603
Other assets	4,563
Total assets	$1,291,197,732
Liabilities
Payables for
Distributions	$7,067
Investments purchased	49,337,685
Fund shares reacquired	363,499
Payable to affiliates
Shareholder servicing costs	404,658
Distribution and service fees	2,818
Payable for independent Trustees’ compensation	2,672
Accrued expenses and other liabilities	91,046
Total liabilities	$50,209,445
Net assets	$1,240,988,287
Net assets consist of
Paid-in capital	$1,232,211,801
Unrealized appreciation (depreciation) on investments	57,240,702
Accumulated net realized gain (loss) on investments	(40,311,455)
Accumulated distributions in excess of net investment income	(8,152,761)
Net assets	$1,240,988,287
Shares of beneficial interest outstanding	117,935,124

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$50,618,315	4,822,434	$10.50
Class B	11,776,004	1,126,936	10.45
Class C	12,913,893	1,234,861	10.46
Class I	8,903,290	847,038	10.51
Class R1	375,238	35,943	10.44
Class R2	2,395,656	228,608	10.48
Class R3	2,290,471	218,287	10.49
Class R4	210,522	20,043	10.50
Class R5	1,151,504,898	109,400,974	10.53

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.97 [100 / 95.75 x $10.50]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Interest (including $4,381,632 of deflation adjustments on inflation protected securities)	$(1,082,357)
Dividends from underlying affiliated funds	22,103
Total investment income	$(1,060,254)
Expenses
Management fee	$3,015,674
Distribution and service fees	199,084
Shareholder servicing costs	692,252
Administrative services fee	98,603
Independent Trustees’ compensation	13,165
Custodian fee	60,500
Shareholder communications	12,160
Audit and tax fees	19,600
Legal fees	5,612
Miscellaneous	76,181
Total expenses	$4,192,831
Fees paid indirectly	(1)
Reduction of expenses by investment adviser and distributor	(635,581)
Net expenses	$3,557,249
Net investment loss	$(4,617,503)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(2,365,508)
Futures contracts	(952,641)
Net realized gain (loss) on investments	$(3,318,149)
Change in unrealized appreciation (depreciation)
Investments	$50,912,690
Futures contracts	64,667
Net unrealized gain (loss) on investments	$50,977,357
Net realized and unrealized gain (loss) on investments	$47,659,208
Change in net assets from operations	$43,041,705

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/16 (unaudited)	Year ended 10/31/15
From operations
Net investment income (loss)	$(4,617,503)	$2,030,041
Net realized gain (loss) on investments	(3,318,149)	(4,496,678)
Net unrealized gain (loss) on investments	50,977,357	(21,579,092)
Change in net assets from operations	$43,041,705	$(24,045,729)
Distributions declared to shareholders
From net investment income	$(7,047,764)	$(7,465,188)
Change in net assets from fund share transactions	$(17,255,358)	$163,139,291
Total change in net assets	$18,738,583	$131,628,374
Net assets
At beginning of period	1,222,249,704	1,090,621,330
At end of period (including accumulated distributions in excess of net investment income of $8,152,761 and undistributed net investment income of $3,512,506, respectively)	$1,240,988,287	$1,222,249,704

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/16		Years ended 10/31
Class A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.19		$10.47	$10.57	$11.59	$11.27	$10.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.02)	$0.11	$0.10	$0.16	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		(0.21)	(0.01)	(0.91)	0.61	0.47
Total from investment operations	$0.36		$(0.23)	$0.10	$(0.81)	$0.77	$0.84
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.05)	$(0.20)	$(0.14)	$(0.43)	$(0.24)
From net realized gain on investments	—		—	—	(0.07)	(0.02)	(0.04)
Total distributions declared to shareholders	$(0.05)		$(0.05)	$(0.20)	$(0.21)	$(0.45)	$(0.28)
Net asset value, end of period (x)	$10.50		$10.19	$10.47	$10.57	$11.59	$11.27
Total return (%) (r)(s)(t)(x)	3.53	(n)	(2.17)	0.94	(7.09)	7.08	8.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.02	0.96	0.98	0.95	0.96
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	(0.98	)(a)(l)	(0.23)	1.07	0.94	1.43	3.48
Portfolio turnover	15	(n)	26	22	28	26	35
Net assets at end of period (000 omitted)	$50,618		$53,400	$68,336	$92,806	$139,268	$112,341

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class B			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.14		$10.46	$10.56	$11.58	$11.27	$10.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.10)	$0.04	$0.02	$0.08	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		(0.20)	(0.02)	(0.91)	0.61	0.47
Total from investment operations	$0.32		$(0.30)	$0.02	$(0.89)	$0.69	$0.76
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)	$(0.12)	$(0.06)	$(0.36)	$(0.16)
From net realized gain on investments	—		—	—	(0.07)	(0.02)	(0.04)
Total distributions declared to shareholders	$(0.01)		$(0.02)	$(0.12)	$(0.13)	$(0.38)	$(0.20)
Net asset value, end of period (x)	$10.45		$10.14	$10.46	$10.56	$11.58	$11.27
Total return (%) (r)(s)(t)(x)	3.16	(n)	(2.92)	0.18	(7.79)	6.27	7.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.77	1.71	1.73	1.70	1.71
Expenses after expense reductions (f)	1.55	(a)	1.55	1.55	1.55	1.55	1.58
Net investment income (loss)	(1.74	)(a)(l)	(0.94)	0.39	0.18	0.71	2.75
Portfolio turnover	15	(n)	26	22	28	26	35
Net assets at end of period (000 omitted)	$11,776		$12,855	$16,193	$19,956	$32,992	$23,588

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.15		$10.48	$10.57	$11.59	$11.28	$10.73
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.11)	$0.03	$0.01	$0.07	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		(0.21)	(0.01)	(0.91)	0.60	0.45
Total from investment operations	$0.32		$(0.32)	$0.02	$(0.90)	$0.67	$0.74
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.11)	$(0.05)	$(0.34)	$(0.15)
From net realized gain on investments	—		—	—	(0.07)	(0.02)	(0.04)
Total distributions declared to shareholders	$(0.01)		$(0.01)	$(0.11)	$(0.12)	$(0.36)	$(0.19)
Net asset value, end of period (x)	$10.46		$10.15	$10.48	$10.57	$11.59	$11.28
Total return (%) (r)(s)(t)(x)	3.11	(n)	(3.05)	0.18	(7.89)	6.15	7.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.77	1.71	1.73	1.70	1.71
Expenses after expense reductions (f)	1.65	(a)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	(1.84	)(a)(l)	(1.06)	0.27	0.08	0.61	2.70
Portfolio turnover	15	(n)	26	22	28	26	35
Net assets at end of period (000 omitted)	$12,914		$13,840	$17,186	$24,249	$51,751	$46,289

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class I			2015	2014	2013		2012	2011
	(unaudited)
Net asset value, beginning of period	$10.20		$10.48	$10.57	$11.60		$11.28	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.01	$0.13	$(0.09	)(g)	$0.19	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		(0.23)	(0.01)	(0.71	)(g)	0.60	0.45
Total from investment operations	$0.37		$(0.22)	$0.12	$(0.80)		$0.79	$0.86
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.06)	$(0.21)	$(0.16)		$(0.45)	$(0.26)
From net realized gain on investments	—		—	—	(0.07)		(0.02)	(0.04)
Total distributions declared to shareholders	$(0.06)		$(0.06)	$(0.21)	$(0.23)		$(0.47)	$(0.30)
Net asset value, end of period (x)	$10.51		$10.20	$10.48	$10.57		$11.60	$11.28
Total return (%) (r)(s)(x)	3.60	(n)	(2.09)	1.18	(7.03)		7.22	8.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.77	0.71	0.67		0.70	0.71
Expenses after expense reductions (f)	0.65	(a)	0.65	0.65	0.65		0.65	0.65
Net investment income (loss)	(0.70	)(a)(l)	0.09	1.24	(0.74)		1.67	3.81
Portfolio turnover	15	(n)	26	22	28		26	35
Net assets at end of period (000 omitted)	$8,903		$5,562	$5,566	$7,116		$621,396	$457,623

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R1			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.13		$10.46	$10.55	$11.57	$11.26	$10.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)		$(0.11)	$0.03	$0.01	$0.07	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.42		(0.21)	(0.01)	(0.91)	0.60	0.44
Total from investment operations	$0.32		$(0.32)	$0.02	$(0.90)	$0.67	$0.74
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.11)	$(0.05)	$(0.34)	$(0.15)
From net realized gain on investments	—		—	—	(0.07)	(0.02)	(0.04)
Total distributions declared to shareholders	$(0.01)		$(0.01)	$(0.11)	$(0.12)	$(0.36)	$(0.19)
Net asset value, end of period (x)	$10.44		$10.13	$10.46	$10.55	$11.57	$11.26
Total return (%) (r)(s)(x)	3.11	(n)	(3.06)	0.18	(7.90)	6.16	7.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.77	1.71	1.73	1.70	1.71
Expenses after expense reductions (f)	1.65	(a)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	(1.99	)(a)(l)	(1.03)	0.29	0.06	0.63	2.80
Portfolio turnover	15	(n)	26	22	28	26	35
Net assets at end of period (000 omitted)	$375		$479	$707	$787	$1,192	$1,299

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R2			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.17		$10.47	$10.57	$11.59	$11.27	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$(0.08)	$0.08	$0.06	$0.12	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		(0.18)	(0.02)	(0.91)	0.61	0.46
Total from investment operations	$0.34		$(0.26)	$0.06	$(0.85)	$0.73	$0.80
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.04)	$(0.16)	$(0.10)	$(0.39)	$(0.21)
From net realized gain on investments	—		—	—	(0.07)	(0.02)	(0.04)
Total distributions declared to shareholders	$(0.03)		$(0.04)	$(0.16)	$(0.17)	$(0.41)	$(0.25)
Net asset value, end of period (x)	$10.48		$10.17	$10.47	$10.57	$11.59	$11.27
Total return (%) (r)(s)(x)	3.36	(n)	(2.53)	0.58	(7.42)	6.73	7.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.27	1.21	1.23	1.20	1.21
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.15	1.15
Net investment income (loss)	(1.30	)(a)(l)	(0.80)	0.75	0.53	1.07	3.20
Portfolio turnover	15	(n)	26	22	28	26	35
Net assets at end of period (000 omitted)	$2,396		$2,428	$3,230	$3,573	$5,218	$4,982

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R3			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.19		$10.47	$10.57	$11.59	$11.27	$10.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.02	$0.11	$0.09	$0.15	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		(0.25)	(0.02)	(0.91)	0.61	0.47
Total from investment operations	$0.34		$(0.23)	$0.09	$(0.82)	$0.76	$0.83
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.05)	$(0.19)	$(0.13)	$(0.42)	$(0.23)
From net realized gain on investments	—		—	—	(0.07)	(0.02)	(0.04)
Total distributions declared to shareholders	$(0.04)		$(0.05)	$(0.19)	$(0.20)	$(0.44)	$(0.27)
Net asset value, end of period (x)	$10.49		$10.19	$10.47	$10.57	$11.59	$11.27
Total return (%) (r)(s)(x)	3.38	(n)	(2.21)	0.84	(7.19)	6.98	7.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.02	0.96	0.98	0.95	0.96
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	(1.04	)(a)(l)	0.18	1.07	0.83	1.31	3.33
Portfolio turnover	15	(n)	26	22	28	26	35
Net assets at end of period (000 omitted)	$2,290		$2,008	$1,677	$1,972	$2,619	$2,448

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R4			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.20		$10.47	$10.56	$11.59	$11.27	$10.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.01)	$0.15	$0.11	$0.18	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.40		(0.20)	(0.03)	(0.91)	0.61	0.46
Total from investment operations	$0.36		$(0.21)	$0.12	$(0.80)	$0.79	$0.86
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.06)	$(0.21)	$(0.16)	$(0.45)	$(0.26)
From net realized gain on investments	—		—	—	(0.07)	(0.02)	(0.04)
Total distributions declared to shareholders	$(0.06)		$(0.06)	$(0.21)	$(0.23)	$(0.47)	$(0.30)
Net asset value, end of period (x)	$10.50		$10.20	$10.47	$10.56	$11.59	$11.27
Total return (%) (r)(s)(x)	3.51	(n)	(2.00)	1.18	(7.04)	7.22	8.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.77	0.71	0.73	0.70	0.71
Expenses after expense reductions (f)	0.65	(a)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	(0.80	)(a)(l)	(0.12)	1.39	1.01	1.58	3.76
Portfolio turnover	15	(n)	26	22	28	26	35
Net assets at end of period (000 omitted)	$211		$187	$297	$381	$622	$324

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R5			2015	2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$10.22		$10.48	$10.58	$11.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.02	$0.15	$0.16	(g)
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		(0.21)	(0.03)	(0.84	)(g)
Total from investment operations	$0.37		$(0.19)	$0.12	$(0.68)
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.07)	$(0.22)	$(0.09)
Net asset value, end of period (x)	$10.53		$10.22	$10.48	$10.58
Total return (%) (r)(s)(x)	3.65	(n)	(1.85)	1.14	(5.97	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.67	0.65	0.65	(a)
Expenses after expense reductions (f)	0.56	(a)	0.55	0.60	0.53	(a)
Net investment income (loss)	(0.73	)(a)(l)	0.22	1.42	2.20	(a)
Portfolio turnover	15	(n)	26	22	28
Net assets at end of period (000 omitted)	$1,151,505		$1,131,491	$977,429	$841,405

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net investment income and/or net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amounts of realized and unrealized gains and losses and/or inflation/deflation adjustments at such time.
(i)	For the period from the class inception, March 1, 2013, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Inflation-Adjusted Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,216,512,166	$—	$1,216,512,166
Mutual Funds	71,629,534	—	—	71,629,534
Total Investments	$71,629,534	$1,216,512,166	$—	$1,288,141,700

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. The derivative instruments used by the fund were futures contracts. At April 30, 2016, the fund did not have any outstanding derivative instruments.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(952,641)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$64,667

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are

Notes to Financial Statements (unaudited) – continued

made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

Notes to Financial Statements (unaudited) – continued

filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/15
Ordinary income (including any short-term capital gains)	$7,465,188

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16
Cost of investments	$1,244,972,343
Gross appreciation	49,022,400
Gross depreciation	(5,853,043)
Net unrealized appreciation (depreciation)	$43,169,357

As of 10/31/15
Undistributed ordinary income	4,684,578
Capital loss carryforwards	(19,814,102)
Other temporary differences	(1,172,072)
Net unrealized appreciation (depreciation)	(10,915,859)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(7,960,135)
Long-Term	(11,853,967)
Total	$(19,814,102)

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/16	Year ended 10/31/15
Class A	$241,765	$315,577
Class B	12,462	22,403
Class C	6,976	16,117
Class I	38,345	33,160
Class R1	225	553
Class R2	6,878	10,080
Class R3	8,844	9,087
Class R4	1,084	1,281
Class R5	6,731,185	7,056,930
Total	$7,047,764	$7,465,188

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2016, this management fee reduction amounted to $45,199, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.80%	1.55%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2017. For the six months ended April 30, 2016, this reduction amounted to $558,606, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,676 for the six months ended April 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$63,166
Class B	0.75%	0.25%	1.00%	0.90%	60,286
Class C	0.75%	0.25%	1.00%	1.00%	65,288
Class R1	0.75%	0.25%	1.00%	1.00%	2,084
Class R2	0.25%	0.25%	0.50%	0.50%	5,678
Class R3	—	0.25%	0.25%	0.25%	2,582
Total Distribution and Service Fees					$199,084

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2016 based on each class’s average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver arrangement. For the six months ended April 30, 2016, this waiver amounted to $25,266 and is included in the reduction of total expenses in the Statement of Operations. 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the six months ended April 30, 2016, this waiver amounted to $5,913 and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until February 28, 2017. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to

Notes to Financial Statements (unaudited) – continued

MFS or its affiliates’ seed money. For the six months ended April 30, 2016, this rebate amounted to $584, $9, and $4 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2016, were as follows:

Amount
Class A	$196
Class B	10,491
Class C	56

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2016, the fee was $19,095, which equated to 0.0032% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $54,485.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended April 30, 2016, these costs for the fund amounted to $618,672 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2016, the fee paid by the fund under this agreement was $1,313 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

MFS redeemed the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
9/09/15	Class R4	2,056	$20,971
9/09/15	Class R5	33	338

MFS purchased the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
9/09/15	Class R1	4,889	$49,574
3/16/16	Class I	6,240	64,339

(4) Portfolio Securities

For the six months ended April 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$185,276,035	$188,997,993

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	354,064	$3,628,581	955,997	$9,921,873
Class B	24,374	249,090	51,754	536,969
Class C	47,476	481,881	144,267	1,496,959
Class I	355,587	3,648,137	429,800	4,435,777
Class R1	8,930	90,923	16,338	167,850
Class R2	34,529	350,748	55,547	575,968
Class R3	34,109	352,924	172,912	1,792,973
Class R4	2,605	26,305	6,159	64,052
Class R5	2,804,016	28,832,191	22,798,078	237,484,326
	3,665,690	$37,660,780	24,630,852	$256,476,747

Shares issued to shareholders in reinvestment of distributions
Class A	21,007	$215,889	27,356	$283,603
Class B	974	9,944	1,748	18,118
Class C	631	6,435	1,441	14,974
Class I	3,342	34,446	2,716	28,143
Class R1	22	225	53	553
Class R2	492	5,046	771	8,001
Class R3	860	8,844	872	9,008
Class R4	105	1,084	124	1,281
Class R5	652,254	6,720,900	680,156	7,053,709
	679,687	$7,002,813	715,237	$7,417,390

Shares reacquired
Class A	(793,544)	$(8,115,466)	(2,269,792)	$(23,546,439)
Class B	(165,668)	(1,682,513)	(334,086)	(3,453,156)
Class C	(176,546)	(1,794,091)	(423,010)	(4,383,389)
Class I	(56,957)	(585,203)	(418,772)	(4,308,101)
Class R1	(20,273)	(205,540)	(36,742)	(380,643)
Class R2	(45,118)	(455,560)	(126,109)	(1,301,740)
Class R3	(13,855)	(143,585)	(136,784)	(1,416,798)
Class R4	(1,043)	(10,548)	(16,281)	(169,760)
Class R5	(4,795,810)	(48,926,445)	(5,966,422)	(61,794,820)
	(6,068,814)	$(61,918,951)	(9,727,998)	$(100,754,846)

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	(418,473)	$(4,270,996)	(1,286,439)	$(13,340,963)
Class B	(140,320)	(1,423,479)	(280,584)	(2,898,069)
Class C	(128,439)	(1,305,775)	(277,302)	(2,871,456)
Class I	301,972	3,097,380	13,744	155,819
Class R1	(11,321)	(114,392)	(20,351)	(212,240)
Class R2	(10,097)	(99,766)	(69,791)	(717,771)
Class R3	21,114	218,183	37,000	385,183
Class R4	1,667	16,841	(9,998)	(104,427)
Class R5	(1,339,540)	(13,373,354)	17,511,812	182,743,215
	(1,723,437)	$(17,255,358)	15,618,091	$163,139,291

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 35%, 25%, 21%, 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2016, the fund’s commitment fee and interest expense were $2,380 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,298,255	164,576,708	(134,245,429)	71,629,534

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,103	$71,629,534

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2016

*	Print name and title of each signing officer under his or her signature.